INVESTMENT IN ASSOCIATED COMPANIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Term loan facility, amount outstanding	$ 1,910,464,000		$ 1,922,854,000
Gain on sale of investment in associated company	4,064,000		0		0
SFL West Polaris [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	100.00%		100.00%
Term loan facility, amount outstanding	470,200,000
Term loan facility, principal amount	700,000,000
Term loan facility, amount guaranteed	80,000,000
Summarized balance sheet information [Abstract]
Current assets	86,641,000	[1]	89,612,000	[1]
Non-current assets	535,967,000		612,878,000
Current liabilities	77,282,000		80,451,000
Non-current liabilities	494,224,000	[2]	600,082,000	[2]
Statement of operations information [Abstract]
Operating revenues	46,771,000		52,318,000		57,547,000
Net operating revenues	46,767,000		52,316,000		57,442,000
Net income	12,806,000	[3]	14,569,000	[3]	22,476,000	[3]
Due to parent	84,600,000		101,400,000
Interest payable to parent	6,500,000		6,500,000		0
SFL Deepwater [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	100.00%		100.00%
Term loan facility, amount outstanding	938,900,000
Term loan facility, principal amount	1,400,000,000
Term loan facility, amount guaranteed	200,000,000
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations	2
Summarized balance sheet information [Abstract]
Current assets	135,876,000	[1]	169,519,000	[1]
Non-current assets	1,127,563,000		1,258,186,000
Current liabilities	124,049,000		168,518,000
Non-current liabilities	1,024,071,000	[2]	1,179,466,000	[2]
Statement of operations information [Abstract]
Operating revenues	76,586,000		84,127,000		91,817,000
Net operating revenues	76,583,000		84,084,000		91,692,000
Net income	31,861,000	[3]	35,296,000	[3]	52,289,000	[3]
Due to parent	189,600,000		224,200,000
Interest payable to parent	13,100,000		13,100,000		0
Rig Finance II [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	0.00%		100.00%
Term loan facility, principal amount	170,000,000
Term loan facility, amount guaranteed	20,000,000
Call option price relating to vessel sold	133,100,000
Gain on sale of investment in associated company	4,064,000
Number of additional call options after amended terms of the charter	2
Summarized balance sheet information [Abstract]
Current assets	0	[1]	38,447,000	[1]
Non-current assets	0		125,397,000
Current liabilities	0		9,248,000
Non-current liabilities	0	[2]	91,910,000	[2]
Statement of operations information [Abstract]
Operating revenues	3,550,000		0		0
Net operating revenues	3,544,000		0		0
Net income	2,818,000	[3]	0	[3]	0	[3]
Due from parent	0		30,700,000
Bluelot Shipping Company [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	100.00%		0.00%
Number of parties which can effectively terminate tripartite lease agreement	1
Summarized balance sheet information [Abstract]
Current assets	1,751,000	[1]	0	[1]
Non-current assets	0		0
Current liabilities	20,000		0
Non-current liabilities	0	[2]	0	[2]
Statement of operations information [Abstract]
Operating revenues	14,499,000		0		0
Net operating revenues	1,731,000		0		0
Net income	1,731,000	[3]	0	[3]	0	[3]
Due from parent	1,700,000		0
Cost of vessel leased	171,000,000
Investment loan to finance vessel	25,000,000
Term of lease (in years)	15
Purchase price of vessel-owning entity pursuant to options of lessee	2,600,000
Initial amount of senior secured loan provided by financial institutions to unrelated third parties	60,000,000
SFL Corte Real [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	100.00%		0.00%
Number of parties which can effectively terminate tripartite lease agreement	1
Summarized balance sheet information [Abstract]
Current assets	1,690,000	[1]	0	[1]
Non-current assets	0		0
Current liabilities	4,000		0
Non-current liabilities	0	[2]	0	[2]
Statement of operations information [Abstract]
Operating revenues	14,108,000		0		0
Net operating revenues	1,686,000		0		0
Net income	1,686,000	[3]	0	[3]	0	[3]
Due from parent	1,700,000		0
Cost of vessel leased	171,000,000
Investment loan to finance vessel	25,000,000
Term of lease (in years)	15
Purchase price of vessel-owning entity pursuant to options of lessee	2,600,000
Initial amount of senior secured loan provided by financial institutions to unrelated third parties	60,000,000
Front Shadow [Member]
Schedule of Equity Method Investments [Line Items]
Call option price relating to vessel sold			21,500,000
Statement of operations information [Abstract]
Operating revenues			899,000		1,109,000
Net operating revenues			749,000		1,096,000
Net income			548,000	[3]	864,000	[3]
Total [Member]
Summarized balance sheet information [Abstract]
Current assets	225,958,000	[1]	297,578,000	[1]
Non-current assets	1,663,530,000		1,996,461,000
Current liabilities	201,355,000		258,217,000
Non-current liabilities	1,518,295,000	[2]	1,871,458,000	[2]
Statement of operations information [Abstract]
Operating revenues	155,514,000		137,344,000		150,473,000
Net operating revenues	130,311,000		137,149,000		150,230,000
Net income	$ 50,902,000	[3]	$ 50,413,000	[3]	$ 75,629,000	[3]

[1]	Bluelot and Corte Real current assets at December 31, 2011, include $1.7 million (2010: $nil) and $1.7 million (2010: $nil) due from Ship Finance, respectively. Rig Finance II current assets at December 31, 2010, include $30.7 million (2011: $nil) due from Ship Finance - see Note 21 "Related party transactions".
[2]	SFL West Polaris and SFL Deepwater non-current liabilities at December 31, 2011, include $84.6 million (2010: $101.4 million) and $189.6 million (2010: $224.2 million) due to Ship Finance - see Note 21.
[3]	The net income of SFL West Polaris and SFL Deepwater in the year ended December 31, 2011, includes interest payable to Ship Finance amounting to $6.5 million (2010: $6.5 million; 2009: $nil) and $13.1 million (2010: $13.1 million; 2009: $nil), respectively - see Note 21.